SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2018
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The effect of share-based payment arrangements in the consolidated income statement and in the consolidated statement of financial position are as follows as at, and for the years ended March 31:

		Compensation	Recognized in the consolidated
		cost	statement of financial position
	2018	2017	2018	2017
Cash-settled share-based compensation:
ESPP	$7.4	$6.8	$—	$—
DSU	5.4	5.5	(16.2)	(14.1)
LTI-DSU	4.8	7.2	(27.1)	(23.9)
LTI-TB RSU	5.2	4.5	(10.0)	(8.1)
LTI-PSU	27.6	23.5	(40.7)	(31.1)
Total cash-settled share-based compensation	$50.4	$47.5	$(94.0)	$(77.2)
Equity-settled share-based compensation:
ESOP	$4.9	$3.7	$(21.3)	$(19.4)
Total equity-settled share-based compensation	$4.9	$3.7	$(21.3)	$(19.4)
Total share-based compensation cost	$55.3	$51.2	$(115.3)	$(96.6)

Disclosure of number and weighted average exercise prices of share options
Outstanding options are as follows:

		2018		2017
		Weighted		Weighted
	Number	average exercise	Number	average exercise
	of options	price (CAD$)	of options	price (CAD$)
Options outstanding, beginning of year	5,541,625	$14.51	4,834,725	$13.30
Granted	2,044,900	22.15	2,073,600	16.19
Exercised	(1,246,575)	12.58	(1,029,725)	12.25
Forfeited	(184,425)	18.52	(336,975)	14.50
Options outstanding, end of year	6,155,525	$17.31	5,541,625	$14.51
Options exercisable, end of year	1,744,125	$14.12	1,483,450	$12.57
Summarized information about the Company's ESOP as at March 31, 2018 is as follows:

		Options Outstanding			Options Exercisable
Range of	Number of	Weighted	Weighted	Number of	Weighted
exercise prices	options	average remaining	average exercise	options	average exercise
(CAD$)	outstanding	contractual life (years)	price (CAD$)	exercisable	price (CAD$)
$9.60 to $11.02	415,900	1.87	$10.76	415,900	$10.76
$12.65 to $14.66	813,625	3.06	14.60	529,525	14.58
$15.00 to $16.15	2,947,000	4.78	15.74	798,700	15.58
$20.86 to $22.26	1,979,000	6.20	22.15	—	—
Total	6,155,525	4.81	$17.31	1,744,125	$14.12

Disclosure of range of exercise prices of outstanding share options
Summarized information about the Company's ESOP as at March 31, 2018 is as follows:

		Options Outstanding			Options Exercisable
Range of	Number of	Weighted	Weighted	Number of	Weighted
exercise prices	options	average remaining	average exercise	options	average exercise
(CAD$)	outstanding	contractual life (years)	price (CAD$)	exercisable	price (CAD$)
$9.60 to $11.02	415,900	1.87	$10.76	415,900	$10.76
$12.65 to $14.66	813,625	3.06	14.60	529,525	14.58
$15.00 to $16.15	2,947,000	4.78	15.74	798,700	15.58
$20.86 to $22.26	1,979,000	6.20	22.15	—	—
Total	6,155,525	4.81	$17.31	1,744,125	$14.12

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used for the purpose of the option calculations outlined in this note are presented below:

	2018	2017
Weighted average assumptions used in the Black-Scholes options pricing model:
Weighted average share price	$22.14	$16.43
Exercise price	$22.15	$16.19
Dividend yield	1.45%	1.83%
Expected volatility	18.39%	19.65%
Risk-free interest rate	0.86%	0.75%
Expected option term	4 years	4 years
Weighted average fair value option granted	$2.75	$2.20

Disclosure of number and weighted average exercise prices of other equity instruments
Long-Term Incentive Time Based units outstanding under all plans are as follows:

		LTI-DSU		LTI-TB RSU
	2018	2017	2018	2017
Units outstanding, beginning of year	1,193,723	1,342,075	551,210	385,880
Units granted	—	—	179,440	211,030
Units cancelled	(1,768)	(13,246)	(21,640)	(42,090)
Units redeemed	(74,783)	(156,072)	(155,087)	(3,610)
Dividends paid in units	17,569	20,966	—	—
Units outstanding, end of year	1,134,741	1,193,723	553,923	551,210
Units vested, end of year	1,128,464	1,177,529	420,247	400,183
Long-Term Incentive Performance Based units outstanding under all plans are as follows:

		LTI-RSU		LTI-PSU
	2018	2017	2018	2017
Units outstanding, beginning of year	—	378,920	1,308,063	934,500
Units granted	—	82,731	819,566	490,270
Units cancelled	—	(5,698)	(50,376)	(108,727)
Units redeemed	—	(455,953)	(846,537)	(7,980)
Units outstanding, end of year	—	—	1,230,716	1,308,063
Units vested, end of year	—	—	933,977	956,057
DSUs outstanding are as follows:

	2018	2017
DSUs outstanding, beginning of year	691,698	701,205
Units granted	99,632	86,599
Units redeemed	(143,560)	(107,524)
Dividends paid in units	27,327	11,418
DSUs outstanding, end of year	675,097	691,698
DSUs vested, end of the year	675,097	691,698

Disclosure Of Annual TSR Relative Performance Index
The factor is calculated from the one-year Total Shareholder Return (TSR) relative performance of CAE’s share price versus that of the S&P A&D index for the period April 1 to March 31, immediately preceding each of the first, second, and third anniversary of the grant date, according to the following rule:

Annual TSR relative performance	Factor
First quartile (0 – 25 percentile)	—
Second quartile (26 – 50 percentile)	50% – 98%
Third quartile (51 – 75 percentile)	100% – 148%
Fourth quartile (76 – 100 percentile)	150%